Schedule of Investments (unaudited)
June 30, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.3%
Erste Group Bank AG	60,738	$5,170,340
OMV AG	25,812	1,403,687
Verbund AG(a)	15,991	1,228,531
		7,802,558
Belgium — 1.4%
Ageas SA	33,542	2,269,036
Anheuser-Busch InBev SA	168,578	11,598,233
Argenx SE(b)	11,470	6,349,594
Groupe Bruxelles Lambert NV	16,128	1,376,700
KBC Group NV	48,717	5,028,062
Syensqo SA	13,825	1,070,944
UCB SA	22,534	4,433,740
		32,126,309
Denmark — 3.5%
AP Moller - Maersk A/S, Class A	499	920,635
AP Moller - Maersk A/S, Class B, NVS(a)	832	1,547,269
Carlsberg A/S, Class B	17,248	2,443,753
Coloplast A/S, Class B	22,906	2,180,718
Danske Bank A/S	126,397	5,162,534
DSV A/S	36,805	8,827,835
Genmab A/S(b)	12,538	2,603,746
Novo Nordisk A/S, Class B	592,148	41,032,308
Novonesis Novozymes B, Class B	65,674	4,715,188
Orsted A/S(b)(c)	34,675	1,493,751
Pandora A/S	15,508	2,732,436
Tryg A/S	64,274	1,661,559
Vestas Wind Systems A/S	185,730	2,789,842
Zealand Pharma A/S(b)	11,731	657,899
		78,769,473
Finland — 1.2%
Elisa OYJ	29,113	1,618,144
Fortum OYJ	85,160	1,596,903
Kesko OYJ, Class B	52,841	1,303,279
Kone OYJ, Class B	74,174	4,886,639
Metso OYJ	133,944	1,735,891
Neste OYJ	78,610	1,065,335
Nokia OYJ	974,398	5,055,788
Sampo OYJ, Class A	463,372	4,987,045
Stora Enso OYJ, Class R	112,403	1,221,999
UPM-Kymmene OYJ	100,711	2,750,218
Wartsila OYJ Abp	92,840	2,194,214
		28,415,455
France — 16.5%
Accor SA	35,500	1,860,501
Air Liquide SA	108,337	22,339,204
Airbus SE	115,823	24,230,250
Alstom SA(b)	62,503	1,458,879
ArcelorMittal SA	85,033	2,700,164
Arkema SA	12,728	939,881
AXA SA	324,668	15,942,833
BNP Paribas SA	189,060	16,959,004
Bouygues SA	35,344	1,598,422
Bureau Veritas SA	55,688	1,900,760
Capgemini SE	28,675	4,910,205
Carrefour SA	95,288	1,344,154
Cie de Saint-Gobain SA	93,948	11,036,563
Cie Generale des Etablissements Michelin SCA	132,044	4,911,272
Credit Agricole SA	186,780	3,533,558
Danone SA	118,760	9,717,339
Security	Shares	Value
France (continued)
Dassault Systemes SE	123,179	$4,464,209
Edenred SE	45,825	1,423,348
Eiffage SA	13,796	1,938,522
Engie SA	330,553	7,768,920
EssilorLuxottica SA	54,139	14,866,175
Eurofins Scientific SE	24,190	1,723,908
Euronext NV(c)	18,330	3,140,698
Gecina SA	9,613	1,058,241
Getlink SE	59,257	1,143,899
Hermes International SCA	6,327	17,151,645
Kering SA	12,999	2,831,905
Legrand SA	49,180	6,591,525
L'Oreal SA	43,153	18,484,749
LVMH Moet Hennessy Louis Vuitton SE	47,822	25,029,084
Orange SA	344,871	5,251,760
Pernod Ricard SA	36,047	3,595,738
Publicis Groupe SA	44,124	4,983,577
Renault SA	35,212	1,624,858
Safran SA	62,811	20,484,195
Sanofi SA	200,700	19,430,521
Sartorius Stedim Biotech	5,031	1,203,730
Schneider Electric SE	101,630	27,286,124
Societe Generale SA	133,389	7,630,411
Sodexo SA	14,699	904,671
Teleperformance SE	10,414	1,011,484
Thales SA	16,706	4,932,857
TotalEnergies SE	426,566	26,072,855
Unibail-Rodamco-Westfield, New	19,307	1,855,936
Veolia Environnement SA	120,796	4,312,645
Vinci SA	95,387	14,066,757
		377,647,936
Germany — 15.1%
adidas AG	30,996	7,235,395
Allianz SE, Registered	72,531	29,435,503
BASF SE	168,345	8,326,260
Bayer AG, Registered	183,943	5,541,707
Bayerische Motoren Werke AG	52,309	4,658,606
Beiersdorf AG	17,952	2,256,530
Brenntag SE	24,198	1,603,116
Commerzbank AG	187,111	5,896,434
Continental AG	20,297	1,771,477
Covestro AG(b)(c)	35,489	2,531,111
Daimler Truck Holding AG	93,718	4,446,352
Delivery Hero SE, Class A(b)(c)	38,699	1,050,377
Deutsche Bank AG, Registered	366,268	10,858,172
Deutsche Boerse AG	35,269	11,522,014
Deutsche Post AG, Registered	173,058	8,016,023
Deutsche Telekom AG, Registered	656,259	24,021,441
E.ON SE	420,934	7,755,975
Fresenius Medical Care AG	37,509	2,155,085
Fresenius SE & Co. KGaA	77,569	3,903,489
GEA Group AG	30,162	2,114,360
Hannover Rueck SE	11,387	3,588,198
Heidelberg Materials AG	25,109	5,913,087
Henkel AG & Co. KGaA	18,109	1,313,361
Infineon Technologies AG	244,136	10,417,780
LEG Immobilien SE	13,663	1,216,165
Mercedes-Benz Group AG	129,833	7,564,095
Merck KGaA	24,249	3,144,087
MTU Aero Engines AG	10,187	4,525,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,995	16,230,118

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Puma SE	19,203	$524,854
QIAGEN NV	41,563	2,002,490
Rheinmetall AG	8,205	17,375,713
RWE AG	125,985	5,264,688
SAP SE	191,515	58,561,380
Siemens AG, Registered	141,242	36,279,186
Siemens Energy AG(b)	106,848	12,488,495
Siemens Healthineers AG(c)	57,677	3,201,901
Symrise AG, Class A	24,629	2,582,706
Volkswagen AG	5,327	576,171
Vonovia SE	153,293	5,434,754
Zalando SE(b)(c)	41,478	1,368,664
		344,672,932
Ireland — 0.6%
AIB Group PLC	318,775	2,630,802
Bank of Ireland Group PLC	189,499	2,700,384
Kerry Group PLC, Class A	27,848	3,076,826
Kingspan Group PLC	28,479	2,426,678
Ryanair Holdings PLC	99,489	2,822,076
		13,656,766
Italy — 4.7%
Banco BPM SpA	282,055	3,292,295
Enel SpA	1,453,272	13,792,581
Eni SpA	388,981	6,283,647
Ferrari NV	22,989	11,262,563
FinecoBank Banca Fineco SpA	115,513	2,562,488
Generali	202,099	7,188,967
Intesa Sanpaolo SpA	2,942,657	16,950,917
Leonardo SpA	74,675	4,213,679
Mediobanca Banca di Credito Finanziario SpA	109,168	2,540,445
Moncler SpA	42,609	2,430,481
Nexi SpA(c)	152,188	908,913
Prysmian SpA	56,250	3,982,455
Snam SpA	389,016	2,354,982
Stellantis NV	399,011	3,996,548
Telecom Italia SpA/Milano(b)	2,014,341	995,316
Tenaris SA	83,509	1,565,351
Terna - Rete Elettrica Nazionale	267,156	2,746,622
UniCredit SpA	291,740	19,570,899
		106,639,149
Netherlands — 6.8%
ABN AMRO Bank NV, CVA(c)	78,341	2,139,176
Adyen NV(b)(c)	5,914	10,861,280
Aegon Ltd.	210,647	1,526,498
Akzo Nobel NV	32,281	2,264,953
ASM International NV	8,738	5,605,233
ASML Holding NV	73,970	59,274,895
ASR Nederland NV	28,036	1,862,869
BE Semiconductor Industries NV	14,667	2,193,500
DSM-Firmenich AG	39,240	4,174,555
EXOR NV	16,401	1,655,640
Heineken Holding NV	21,232	1,584,325
Heineken NV	51,566	4,498,764
IMCD NV	10,980	1,476,759
ING Groep NV	590,086	12,933,322
Koninklijke Ahold Delhaize NV	170,897	7,137,759
Koninklijke KPN NV	611,579	2,983,399
Koninklijke Philips NV	151,641	3,641,257
NN Group NV	49,821	3,315,046
Prosus NV	249,513	13,999,297
Randstad NV	22,459	1,038,077
Security	Shares	Value
Netherlands (continued)
Universal Music Group NV	147,995	$4,801,039
Wolters Kluwer NV	44,790	7,490,598
		156,458,241
Norway — 0.9%
Aker BP ASA	58,854	1,503,978
DNB Bank ASA	163,036	4,508,691
Equinor ASA	146,071	3,688,884
Kongsberg Gruppen ASA	82,185	3,186,897
Mowi ASA	82,673	1,596,697
Norsk Hydro ASA	250,587	1,434,961
Orkla ASA	141,723	1,543,574
Telenor ASA	120,549	1,877,213
Yara International ASA	31,124	1,148,559
		20,489,454
Portugal — 0.2%
EDP SA	564,253	2,451,272
Galp Energia SGPS SA	79,194	1,449,713
Jeronimo Martins SGPS SA	51,612	1,306,707
		5,207,692
Singapore — 0.2%
STMicroelectronics NV, New	123,978	3,796,558
Spain — 5.2%
ACS Actividades de Construccion y Servicios SA	34,963	2,430,195
Aena SME SA(c)	137,200	3,662,386
Amadeus IT Group SA	85,423	7,216,798
Banco Bilbao Vizcaya Argentaria SA	1,082,047	16,661,657
Banco de Sabadell SA	1,040,771	3,313,347
Banco Santander SA	2,845,977	23,567,187
CaixaBank SA	730,776	6,332,038
Cellnex Telecom SA(c)	110,428	4,299,874
Enagas SA	40,944	689,392
Endesa SA	61,722	1,955,050
Ferrovial SE	92,605	4,939,803
Grifols SA(b)	54,976	670,816
Iberdrola SA	1,100,945	21,180,018
Industria de Diseno Textil SA	211,900	11,054,136
Naturgy Energy Group SA	22,671	721,044
Redeia Corp. SA	58,427	1,250,206
Repsol SA	222,392	3,252,795
Telefonica SA	907,619	4,776,874
		117,973,616
Sweden — 5.0%
AddTech AB, Class B	47,918	1,633,599
Alfa Laval AB	55,573	2,340,657
Assa Abloy AB, Class B	184,447	5,766,484
Atlas Copco AB, Class A	481,030	7,776,332
Atlas Copco AB, Class B	293,996	4,184,322
Boliden AB(b)	53,482	1,671,284
Epiroc AB, Class A	115,904	2,522,053
Epiroc AB, Class B	71,515	1,371,124
EQT AB	67,130	2,251,942
Essity AB, Class B	114,292	3,164,615
Evolution AB(c)	34,916	2,773,135
Getinge AB, Class B	41,762	839,029
H & M Hennes & Mauritz AB, Class B	104,833	1,476,481
Hexagon AB, Class B	385,277	3,883,435
Industrivarden AB, Class A	26,755	972,636
Industrivarden AB, Class C	29,556	1,070,274
Investor AB, Class A	103,615	3,074,013
Investor AB, Class B	342,690	10,155,063

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Lifco AB, Class B	40,360	$1,635,662
Nibe Industrier AB, Class B	294,751	1,258,486
Nordea Bank Abp	653,664	9,710,847
Saab AB, Class B	61,653	3,447,220
Sandvik AB	201,666	4,630,724
Skandinaviska Enskilda Banken AB, Class A	310,661	5,414,985
Skanska AB, Class B	65,963	1,536,581
SKF AB, Class B	72,139	1,657,054
SSAB AB, Class B(a)	112,823	667,822
Svenska Cellulosa AB SCA, Class B	109,031	1,417,704
Svenska Handelsbanken AB, Class A	289,507	3,875,712
Swedbank AB, Class A	170,595	4,518,434
Tele2 AB, Class B	108,798	1,588,170
Telefonaktiebolaget LM Ericsson, Class B	574,809	4,911,928
Telia Co. AB	441,384	1,587,580
Trelleborg AB, Class B	35,671	1,328,784
Volvo AB, Class B	298,278	8,392,829
		114,507,000
Switzerland — 14.3%
ABB Ltd., Registered	301,289	18,055,895
Adecco Group AG, Registered	30,425	906,602
Alcon AG	94,130	8,347,723
Baloise Holding AG, Registered	8,630	2,035,402
Barry Callebaut AG, Registered	707	772,799
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	189	3,185,329
Chocoladefabriken Lindt & Spruengli AG, Registered	20	3,334,512
Cie Financiere Richemont SA, Class A, Registered	100,990	19,110,617
Galderma Group AG	21,833	3,173,551
Geberit AG, Registered	6,271	4,938,693
Givaudan SA, Registered	1,489	7,220,944
Holcim AG	98,434	7,309,623
Julius Baer Group Ltd.	38,240	2,594,004
Kuehne + Nagel International AG, Registered	9,899	2,143,556
Logitech International SA, Registered	29,563	2,680,905
Lonza Group AG, Registered	13,566	9,701,908
Nestle SA, Registered	483,928	48,115,191
Novartis AG, Registered	357,084	43,341,819
Partners Group Holding AG	4,067	5,320,963
Roche Holding AG, Bearer	5,308	1,844,695
Roche Holding AG, NVS	131,957	43,073,359
Sandoz Group AG	81,388	4,460,337
Schindler Holding AG, Participation Certificates, NVS	7,676	2,858,312
Schindler Holding AG, Registered	3,693	1,341,618
SGS SA	28,213	2,864,624
SIG Group AG	63,523	1,174,988
Sika AG, Registered	30,215	8,221,011
Sonova Holding AG, Registered	9,340	2,785,425
Straumann Holding AG	22,168	2,901,563
Swatch Group AG (The), Bearer	5,650	922,424
Swatch Group AG (The), Registered	10,029	337,887
Swiss Life Holding AG, Registered	5,394	5,460,688
Swiss Prime Site AG, Registered	15,249	2,289,243
Swiss Re AG	54,580	9,441,633
Swisscom AG, Registered	4,692	3,331,735
Temenos AG, Registered	12,005	862,380
UBS Group AG, Registered	584,936	19,859,594
VAT Group AG(c)	5,031	2,131,796
Zurich Insurance Group AG	27,411	19,180,103
		327,633,451
Security	Shares	Value
United Kingdom — 23.1%
3i Group PLC	181,437	$10,267,917
Aberdeen Group PLC	347,831	895,582
Admiral Group PLC	50,802	2,281,343
Anglo American PLC, NVS	220,057	6,486,814
Antofagasta PLC	62,978	1,565,813
Ashtead Group PLC	81,732	5,241,146
Associated British Foods PLC	58,339	1,648,329
AstraZeneca PLC	291,245	40,532,315
Auto Trader Group PLC(c)	163,547	1,852,461
Aviva PLC	497,051	4,225,790
BAE Systems PLC	566,849	14,711,352
Barclays PLC	2,692,372	12,440,820
Barratt Redrow PLC	265,743	1,664,080
Berkeley Group Holdings PLC	18,632	987,215
BP PLC	2,995,494	14,924,424
British American Tobacco PLC	370,309	17,606,828
British Land Co. PLC (The)	193,429	1,003,927
BT Group PLC	1,058,801	2,819,291
Bunzl PLC	61,292	1,953,159
Burberry Group PLC(b)	64,891	1,054,037
Centrica PLC	931,503	2,066,792
Coca-Cola HBC AG, Class DI	37,569	1,962,702
Compass Group PLC	316,809	10,730,945
Croda International PLC	25,637	1,029,274
DCC PLC	18,193	1,180,736
Diageo PLC	417,246	10,521,313
Diploma PLC	24,562	1,648,844
Entain PLC	123,136	1,525,115
Experian PLC	171,666	8,852,171
Glencore PLC	1,864,303	7,264,519
GSK PLC	774,696	14,770,707
Haleon PLC	1,677,862	8,623,583
Halma PLC	71,157	3,127,641
HSBC Holdings PLC	3,300,263	39,920,576
IMI PLC	47,975	1,380,487
Imperial Brands PLC	146,045	5,770,256
Informa PLC	246,045	2,724,013
InterContinental Hotels Group PLC	30,060	3,436,913
Intermediate Capital Group PLC	56,303	1,493,486
Intertek Group PLC	30,449	1,983,404
J Sainsbury PLC	305,905	1,217,459
Johnson Matthey PLC	32,752	780,942
Kingfisher PLC	327,109	1,306,340
Land Securities Group PLC	139,894	1,215,093
Legal & General Group PLC	1,101,707	3,854,801
Lloyds Banking Group PLC	11,359,075	11,944,244
London Stock Exchange Group PLC	86,477	12,647,013
M&G PLC	408,488	1,443,889
Marks & Spencer Group PLC	381,470	1,856,622
Melrose Industries PLC	228,424	1,663,654
Mondi PLC	84,752	1,384,890
National Grid PLC	915,909	13,444,315
NatWest Group PLC	1,229,091	8,631,847
Next PLC	21,457	3,664,723
Pearson PLC	124,439	1,833,109
Persimmon PLC	58,070	1,033,087
Phoenix Group Holdings PLC	152,910	1,383,396
Prudential PLC	496,727	6,217,154
Reckitt Benckiser Group PLC	128,094	8,726,653
RELX PLC	347,406	18,828,595
Rentokil Initial PLC	463,829	2,237,866
Rightmove PLC	147,251	1,593,759

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	199,429	$11,607,579
Rolls-Royce Holdings PLC	1,586,193	21,021,252
Sage Group PLC (The)	187,511	3,220,088
Schroders PLC	167,862	834,798
Segro PLC	255,551	2,392,248
Severn Trent PLC	49,287	1,851,818
Shell PLC	1,122,750	39,172,205
Smith & Nephew PLC	160,448	2,457,137
Smiths Group PLC	62,824	1,937,764
Spirax Group PLC	13,655	1,116,599
SSE PLC	206,297	5,194,582
St. James's Place PLC	101,129	1,647,898
Standard Chartered PLC	368,390	6,096,313
Taylor Wimpey PLC	669,061	1,091,046
Tesco PLC	1,258,842	6,940,651
Unilever PLC	471,544	28,776,537
United Utilities Group PLC	128,704	2,021,007
Vodafone Group PLC	3,958,476	4,237,356
Weir Group PLC (The)	48,035	1,642,782
Whitbread PLC	33,062	1,283,004
Wise PLC, Class A(b)	122,538	1,750,502
WPP PLC	198,929	1,400,656
		528,779,393
Total Common Stocks — 99.0% (Cost: $1,938,636,412)		2,264,575,983
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,858	901,712
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	16,368	808,970
Henkel AG & Co. KGaA, Preference Shares, NVS	30,755	2,416,839
Porsche Automobil Holding SE, Preference Shares, NVS	29,462	1,169,600
Security	Shares	Value
Germany (continued)
Sartorius AG, Preference Shares, NVS	4,881	$1,243,180
Volkswagen AG, Preference Shares, NVS	34,704	3,668,682
		10,208,983
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	1,053,451	575,278
Total Preferred Stocks — 0.5% (Cost: $18,342,290)		10,784,261
Total Long-Term Investments — 99.5% (Cost: $1,956,978,702)		2,275,360,244
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	2,531,528	2,532,541
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,000,000	1,000,000
Total Short-Term Securities — 0.2% (Cost: $3,532,541)		3,532,541
Total Investments — 99.7% (Cost: $1,960,511,243)		2,278,892,785
Other Assets Less Liabilities — 0.3%		6,916,434
Net Assets — 100.0%		$2,285,809,219

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$192,009	$2,341,302 (a)	$—	$(773)	$3	$2,532,541	2,531,528	$17,986 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,970,000	—	(970,000)(a)	—	—	1,000,000	1,000,000	29,921	—
				$(773)	$3	$3,532,541		$47,907	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	109	09/19/25	$6,840	$51,832
FTSE 100 Index	29	09/19/25	3,500	(21,956)
				$29,876
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,862,991	$2,258,712,992	$—	$2,264,575,983
Preferred Stocks	—	10,784,261	—	10,784,261
Short-Term Securities
Money Market Funds	3,532,541	—	—	3,532,541
	$9,395,532	$2,269,497,253	$—	$2,278,892,785
Derivative Financial Instruments(a)
Assets
Equity Contracts	$51,832	$—	$—	$51,832
Liabilities
Equity Contracts	—	(21,956)	—	(21,956)
	$51,832	$(21,956)	$—	$29,876

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares